Borrowings (Tables)	12 Months Ended
Mar. 31, 2026
Borrowings [Abstract]
Schedule of Borrowings
Type	Drawn/ Maturities	Interest Rate	March 31, 2025	March 31, 2026
			US$	US$
Trade financing	April 10, 2025 to July 18, 2025	5.70% – 6.56% (2025: 5.70% – 6.56%)	584,350	—
Export financing	May 15, 2025 to June 30, 2025	5.38% – 6.72% (2025: 5.38% – 6.62%)	4,504,250	—
Total			5,088,600	—

Borrowings, current portion			5,088,600	—

Schedule of Currency Profile of Borrowings

The currency profiles of the Company’s borrowing as at the end of each reporting period are as follows:

	March 31, 2025	March 31, 2026
United States Dollar	3,126,631	—
Hong Kong Dollar	1,961,969	—
	5,088,600	—